Securities - Gross unrealized losses and fair value in a continuous unrealized loss position (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 71,583,259	$ 19,875,059
Less than 12 Months, Unrealized Losses	(2,421,193)	(143,474)
12 Months or More, Fair Value		10,801,709
12 Months or More, Unrealized Losses		(222,327)
Fair Value	71,583,259	30,676,768
Unrealized Losses	(2,421,193)	(365,801)
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	12,333,924	8,591,014
Less than 12 Months, Unrealized Losses	(661,964)	(49,205)
12 Months or More, Fair Value		1,809,745
12 Months or More, Unrealized Losses		(36,545)
Fair Value	12,333,924	10,400,759
Unrealized Losses	(661,964)	(85,750)
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	37,144,915	5,843,754
Less than 12 Months, Unrealized Losses	(1,114,597)	(45,886)
12 Months or More, Fair Value		2,257,674
12 Months or More, Unrealized Losses		(54,906)
Fair Value	37,144,915	8,101,428
Unrealized Losses	(1,114,597)	(100,792)
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	22,104,420	5,440,291
Less than 12 Months, Unrealized Losses	(644,632)	(48,383)
12 Months or More, Fair Value		6,734,290
12 Months or More, Unrealized Losses		(130,876)
Fair Value	22,104,420	12,174,581
Unrealized Losses	$ (644,632)	$ (179,259)